Trillium Mutual Funds
Trillium ESG Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 98.3%
Automobiles & Components: 1.3%
5,002	BorgWarner, Inc.	$193,777

Banks: 6.3%
7,668	East West Bancorp, Inc.	251,051
1,558	First Republic Bank	169,915
1,003	SVB Financial Group (a)	241,342
15,602	Umpqua Holdings Corp.	165,693
5,050	Webster Financial Corp.	133,371
		961,372
Capital Goods: 12.2%
3,254	AO Smith Corp.	171,811
5,141	Hexcel Corp.	172,481
2,610	Lincoln Electric Holdings, Inc.	240,224
2,307	Middleby Corp. (a)	206,961
7,069	Quanta Services, Inc.	373,667
1,795	Trex Co, Inc. (a)	128,522
4,733	Wabtec Corp.	292,878
3,558	Xylem, Inc.	299,300
		1,885,844
Commercial & Professional Services: 4.2%
1,582	ManpowerGroup, Inc.	116,008
1,354	MSA Safety, Inc.	181,666
3,657	Tetra Tech, Inc.	349,244
		646,918
Consumer Durables & Apparel: 4.4%
1,595	Carter’s, Inc.	138,095
1,500	Deckers Outdoor Corp. (a)	330,015
13,017	Hanesbrands, Inc.	205,018
		673,128
Consumer Services: 2.1%
1,455	Bright Horizons Family Solutions, Inc. (a)	221,218
4,957	WW International, Inc. (a)	93,539
		314,757
Diversified Financials: 2.5%
3,307	LPL Financial Holdings, Inc.	253,548
2,613	Stifel Financial Corp.	132,113
		385,661
Food & Staples Retailing: 2.5%
7,215	BJ’s Wholesale Club Holdings, Inc. (a)	299,783
6,241	United Natural Foods, Inc. (a)	92,804
		392,587
Food, Beverage & Tobacco: 1.6%
3,689	Lamb Weston Holdings, Inc.	244,470

Health Care Equipment & Services: 10.3%
2,263	LHC Group, Inc. (a)	481,023
5,240	Omnicell, Inc. (a)	391,218
1,439	Penumbra, Inc. (a)	279,713
1,565	West Pharmaceutical Services, Inc.	430,219
		1,582,173
Household & Personal Products: 1.6%
2,637	Church & Dwight Co., Inc.	247,113

Insurance: 3.7%
2,771	Hanover Insurance Group, Inc.	258,202
3,315	Horace Mann Educators Corp.	110,721
2,134	Reinsurance Group America, Inc.	203,135
		572,058
Materials: 4.4%
4,065	Ingevity Corp. (a)	200,973
1,211	International Flavors & Fragrances, Inc.	148,287
3,726	Minerals Technologies, Inc.	190,399
2,560	Sonoco Products Co.	130,739
		670,398
Media & Entertainment: 2.4%
8,756	New York Times Co. - Class A	374,669

Pharmaceuticals, Biotechnology & Life Sciences: 2.9%
795	Ligand Pharmaceuticals, Inc. (a)	75,779
2,150	NanoString Technologies, Inc. (a)	96,105
5,161	Syneos Health, Inc. (a)	274,359
		446,243
Real Estate: 6.9%
8,219	Acadia Realty Trust - REIT	86,300
2,218	Camden Property Trust - REIT	197,358
2,246	CoreSite Realty Corp. - REIT	267,004
1,206	EastGroup Properties, Inc. - REIT	155,972
7,456	Host Hotels & Resorts, Inc. - REIT	80,450
1,316	Jones Lang LaSalle, Inc.	125,889
4,297	LTC Properties, Inc. - REIT	149,793
		1,062,766
Retailing: 6.2%
1,838	Burlington Stores, Inc. (a)	378,793
7,521	LKQ Corp. (a)	208,557
2,581	Tractor Supply Co.	369,961
		957,311
Semiconductors & Semiconductor Equipment: 4.8%
4,382	Cree, Inc. (a)	279,309
4,019	First Solar, Inc. (a)	266,058
2,809	Maxim Integrated Products, Inc.	189,916
		735,283
Software & Services: 7.3%
4,098	Blackbaud, Inc.	228,791
726	Paycom Software, Inc. (a)	226,004
2,390	Proofpoint, Inc. (a)	252,265
4,003	Zendesk, Inc. (a)	411,988
		1,119,048

Technology Hardware & Equipment: 5.0%
1,941	IPG Photonics Corp. (a)	329,912
1,635	Rogers Corp. (a)	160,328
5,784	Trimble, Inc. (a)	281,681
		771,921
Transportation: 2.3%
2,813	JB Hunt Transport Services, Inc.	355,507

Utilities: 3.4%
4,272	Avista Corp.	145,761
3,649	Essential Utilities, Inc.	146,872
3,772	Ormat Technologies, Inc.	222,963
		515,596
TOTAL COMMON STOCKS
(Cost $14,754,798)		15,108,600

SHORT-TERM INVESTMENTS: 1.7%
Money Market Funds: 1.7%
267,006	Invesco - Government & Agency Portfolio - Institutional Class, 0.016% (b)	267,006
TOTAL SHORT-TERM INVESTMENTS
(Cost $267,006)		267,006
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $15,021,804)		15,375,606
Other Assets in Excess of Liabilities: 0.0% (c)		4,074
TOTAL NET ASSETS: 100.0%		$15,379,680

(a)	Non-income producing security.
(b)	Annualized seven-day effective yield as of September 30, 2020.
(c)	Does not round to 0.1% or (0.1)%, as applicable.
REIT -	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications were developed by MSCI, Inc., an independent provider of global indices and benchmark related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS® methodology has been widely accepted as an industry analysis framework for investment research, portfolio management, and asset allocation.

Summary of Fair Value Disclosure at September 30, 2020 (Unaudited)

The Trillium ESG Small/Mid Cap Fund (the “Fund”), utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$15,108,600	$–	$–	$15,108,600
Short-Term Investments	267,006	$–	$–	267,006
Total Investments in Securities	$15,375,606	$–	$–	$15,375,606

(a) See Schedule of Investments for industry breakout.